SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of reconciliation of company's financial statements

Gross proceeds	$241,500,000
Less:
Proceeds allocated to Public Warrants	(11,109,000)
Class A ordinary shares issuance costs	(14,006,535)
Plus:
Subsequent measurement of carrying value to redemption value	25,216,158
Class A ordinary shares subject to possible redemption - December 31, 2021	241,600,623
Plus:
Subsequent measurement of carrying value to redemption value	7,540

Class A ordinary shares subject to possible redemption – March 31, 2022	$241,608,163

Gross proceeds	$241,500,000
Less:
Proceeds allocated to Public Warrants	(11,109,000)
Class A ordinary shares issuance costs	(14,006,535)
Plus:
Subsequent measurement of carrying value to redemption value	25,216,158

Class A ordinary shares subject to possible redemption	$241,600,623

Reconciliation of Net Loss per Common Share

The following table reflects the calculation of basic and diluted net income per ordinary share (in dollars, except share amounts):

			Three Months Ended
	Three Months Ended		March 31, 2021
	March 31, 2022		(As Restated)
	Redeemable	Non-Redeemable	Redeemable	Non-Redeemable
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income	$338,719	$94,147	$93,994	$37,400
Denominator:
Basic and diluted weighted average shares outstanding	24,150,000	6,712,500	15,563,333	6,192,500
Basic and diluted net income per ordinary share	$0.01	$0.01	$0.01	$0.01

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except share amounts):

			For the period from October 2, 2020
	Year Ended		(inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Basic net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$2,551,089	$760,550	$—	$(4,891)
Denominator:
Basic weighted average shares outstanding	22,098,904	6,588,288	—	5,250,000
Basic net income (loss) per ordinary share	$0.12	$0.12	$—	$0.00

			For the period from October 2, 2020
	Year Ended		(inception) through
	December 31, 2021		December 31, 2020
	Class A	Class B	Class A	Class B
Diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$2,545,155	$766,484	$—	$(4,891)
Denominator:
Diluted weighted average shares outstanding	22,098,904	6,655,171	—	5,250,000
Diluted net income (loss) per ordinary share	$0.12	$0.12	$—	$0.00